SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2022
SHARE PURCHASE WARRANTS
SHARE PURCHASE WARRANTS

15.SHARE PURCHASE WARRANTS

In connection with the public offerings of units in February 2021 and March 2021 (see note 18), the Company issued 15,796,975 and 39,215,000 share purchase warrants to unit holders, respectively. The February 2021 warrants entitle the holder to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance (expires February 2023). The March 2021 warrants entitle the holder to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance (expires March 2023).

Since these warrants are exercisable in U.S. dollars (“USD”), which differs from the Company’s CAD functional currency, they are classified as derivative liabilities and are required to be carried as liabilities at FVTPL. When the fair value of the warrants is revalued at each reporting period, the change in the liability is recorded through net profit or loss in “Other income (expense)”.

February 2021 Warrants

The fair value of the February 2021 warrants was estimated to be $0.2215 on the date of issue, based on a relative fair value basis approach, using a USD to CAD foreign exchange rate of 0.7928 and incorporating the following assumptions in the Black-Scholes option pricing model – expected volatility of 67%, risk-free interest rate of 0.22%, dividend yield of 0% and an expected term of 2 years.

At December 31, 2021, the fair value of the February 2021 warrants was estimated to be $0.4032, using a USD to CAD foreign exchange rate of 0.7888 and incorporating the following assumptions in the Black-Scholes option pricing model – expected volatility of 84%, risk-free interest rate of 0.91%, dividend yield of 0% and an expected term of 1.13 years.

At December 31, 2022, the fair value of each February 2021 warrant is estimated to be $nil, using a USD to CAD foreign exchange rate of 0.7383 based on the following assumptions in the Black-Scholes option pricing model – expected volatility of 28%, risk-free interest rate of 4.07%, dividend yield of 0% and an expected term of 0.13 years.

March 2021 Warrants

The fair value of the March 2021 warrants was estimated to be $0.2482 on the date of issue, based on a relative fair value basis approach, using a USD to CAD foreign exchange rate of 0.7992 and incorporating the following assumptions in the Black-Scholes option pricing model – expected volatility of 72%, risk-free interest rate of 0.27%, dividend yield of 0% and an expected term of 2 years.

At December 31, 2021, the fair value of the March 2021 warrants was estimated to be $0.3563, using a USD to CAD foreign exchange rate of 0.7888 and incorporating the following assumptions in the Black-Scholes option pricing model – expected volatility of 82%, risk-free interest rate of 0.91%, dividend yield of 0% and an expected term of 1.22 years.

At December 31, 2022, the fair value of each March 2021 warrant is estimated to be $nil, using a USD to CAD foreign exchange rate of 0.7383 based on the following assumptions in the Black-Scholes option pricing model – expected volatility of 29%, risk-free interest rate of 4.07%, dividend yield of 0% and an expected term of 0.22 years.

The share purchase warrants liability continuity is as follows:

	Number of	Warrant
(in thousands except warrant amounts)	Warrants	Liability

Balance-December 31, 2021	55,006,475	$20,337
Change in fair value to (profit) and loss (note 21)	—	(20,337)
Balance-December 31, 2022	55,006,475	$—